Note 44 Administrative expenses (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other administrative expense [Line Items]
Technology and systems		€ 1,778	€ 1,732	€ 1,512
Communication expense		247	261	219
Advertising expense		564	441	349
Property Fixtures And Materials expense		561	577	520
Tax expense other than income tax expense	[1]	322	481	451
Surveillance and security service expense		244	255	234
Other expenses		1,323	1,253	1,090
Other expense, by function		€ 5,038	€ 5,001	€ 4,375

[1]
(1) The year-on-year variation is mainly explained by the recognition of a lower expense corresponding to the value added tax in BBVA, S.A., during the first half of 2025 as a result of the upward re-estimation of its pro-rata portion applied both to previous years and to financial year 2025 (see Note 19).